UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

      /s/  Gregory M. Orrell     Livermore, CA     November 01, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $94,582 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABER DIAMONDS                  COM              2893105         31      800 SH       SOLE                      800        0        0
AGNICO EAGLE MINES LTD          COM             008474108     9305   186860 SH       SOLE                   186860        0        0
ANGLOGOLD ASHANTI LTD           SPONSORED ADR   035128206      938    20000 SH       SOLE                    20000        0        0
APEX SILVER MINES LTD           ORD             G04074103      778    40000 SH       SOLE                    40000        0        0
AURIZON MINES LTD               COM             05155P106     1040   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP               COM             067901108     3705    92000 SH       SOLE                    92000        0        0
CLAUDE RES INC                  COM             182873109     1459  1000000 SH       SOLE                  1000000        0        0
ELDORADO GOLD CORP NEW          COM             284902103     3250   526000 SH       SOLE                   526000        0        0
FREEPORT-MCMORAN COPPER & GO    COM             35671D857     1048    10000 SH       SOLE                    10000        0        0
GAMMON LAKE RES INC            COM              364915108     1533   128300 SH       SOLE                   128300        0        0
GLENCAIRN GOLD CORP             COM             377903109       35   150000 SH       SOLE                   150000        0        0
GOLD FIELDS LTD NEW             SPONSORED ADR   38059T106     6042   334000 SH       SOLE                   334000        0        0
GOLDCORP INC NEW                COM             380956409     2249   736250 SH       SOLE                   736250        0        0
GOLDEN CYCLE GOLD CORP          COM             380894105     4807   589900 SH       SOLE                   589900        0        0
HARMONY GOLD MNG LTD            SPONSORED ADR   413216300     2679   225000 SH       SOLE                   225000        0        0
HECLA MNG CO                    COM             422704106     1491   166600 SH       SOLE                   166600        0        0
IAMGOLD CORP                    COM             450913108     5234   604800 SH       SOLE                   604800        0        0
INT'L ROYALTY                  COM              460277957     1577   229200 SH       SOLE                   229200        0        0
ISHARES SILVER TRUST            ISHARES         46428Q109     1230     9000 SH       SOLE                     7000        0        0
KINROSS GOLD CORP               COM NO PAR      496902404     7866   525145 SH       SOLE                   525145        0        0
LIHIR GOLD LTD                  SPONSORED ADR   532349107     2421    67200 SH       SOLE                    67200        0        0
MERIDIAN GOLD INC               COM             589975101     6289   190000 SH       SOLE                   190000        0        0
METALLICA RES INC               COM             59125J104      472   106500 SH       SOLE                   106500        0        0
NEWMONT MINING CORP             COM             651639106     6570   146994 SH       SOLE                   146994        0        0
PAN AMERICAN SILVER CORP        COM             697900108     1948    66975 SH       SOLE                    66975        0        0
POLYMET MINING CORP             COM             731916102       23     6000 SH       SOLE                     6000        0        0
RANDGOLD RES LTD                ADR             752344309     6149   185000 SH       SOLE                   185000        0        0
ROYAL GOLD INC                  COM             780287108     2236    68300 SH       SOLE                    68300        0        0
SILVER WHEATON CORP             COM             828336107     1855   132900 SH       SOLE                   132900        0        0
STREETTRACKS GOLD TR            GOLD SHS        863307104     6461    87900 SH       SOLE                    87900        0        0
YAMANA GOLD INC                 COM             98462Y100     3861   327800 SH       SOLE                   327800        0        0